INCOME TAXES	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 11:-	INCOME TAXES

a.	Taxes on income (income tax benefits) are comprised as follows:

	Year ended December 31,
	2016	2015	2014

Deferred tax benefit	$(1,989)	$(777)	$(224)
Current taxes	1,254	1,323	958

	(735)	$546	$734

Domestic	285	$209	$140
Foreign	(1,020)	337	594

	(735)	$546	$734
Domestic taxes:
Current	285	$209	$140
Deferred	-	-	-

	285	209	140
Foreign taxes:
Current	969	1,114	818
Deferred	(1,989)	(777)	(224)

	(1,020)	337	594

Income taxes (income tax benefits)	$(735)	$546	$734

Loss before taxes on income attributable to domestic and foreign operations are as follows:

	Year ended December 31,
	2016	2015	2014

Domestic	$(9,749)	$(4,624)	$(2,540)
Foreign	(1,679)	1,561	1,582

	$(11,428)	$(3,063)	$(958)

b.
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	December 31,
	2016	2015	2014
Loss before taxes, as reported in the consolidated statements of income	$(11,428)	$(3,063)	$(958)

Statutory tax rate	25.0%	26.5%	26.5%
Theoretical tax benefit on the above amount at the Israeli statutory tax rate	$(2,857)	$(812)	$(254)
State taxes and tax adjustment in respect of different tax rate of foreign subsidiaries	(236)	307	112
Non-deductible expenses and other permanent differences	526	(26)	496
Losses and timing differences for which valuation allowance was provided	1,949	861	288
Utilization of tax losses for which valuation allowance was provided for in prior years	(334)	(14)	(52)
Withholding taxes	96	209	175
Other	121	21	(31)

Actual taxes on income (income tax benefit)	$(735)	$546	$734

c.	Israeli taxation:

The Israeli corporate income tax rate was 25% in 2016 and 26.5% in both 2015 and 2014.

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

The Company and its Israeli subsidiaries have not received final tax assessments since incorporation except that, in accordance with Israeli tax laws, tax returns submitted up to and including the 2012 tax year can be regarded as final. However, following an agreement signed with the Israeli Tax Authority (“ITA”), as described below, RepliWeb Ltd. tax returns up to the 2014 tax year are regarded as final.

Tax loss carryforward:

The Company's tax losses carryforward were approximately $ 50,000 as of December 31, 2016. Such losses can be carried forward indefinitely to offset future taxable income of the Company.

d.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence. The U.S. tax returns for the years prior to 2012 are considered final.

e.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2016	2015

Net operating loss carry forwards	$12,979	$14,110
Research and development expenses	2,312	2,242
Employee related accruals	409	441
Deferred revenue and other	1,248	1,012
Total deferred tax asset before valuation allowance	16,948	17,805

Less - valuation allowance	(14,481)	(15,045)

Deferred tax asset	2,467	2,760

Deferred tax liability - Intangible assets and other	(219)	(2,345)

Deferred tax assets, net	$2,248	$415

Domestic:	$-	$-

Foreign:	$2,248	$415

The Company has provided valuation allowances in respect of deferred tax assets resulting from tax loss carry forwards and other temporary differences in Israel and in several of its subsidiaries. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry forwards and other temporary differences will not be realized in the foreseeable future.

The increase in the valuation allowance relates to increase in net operating losses and other temporary differences for which full valuation allowance was recorded.

f.	Accounting for uncertainty in income taxes:

A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2016	2015

Opening balance	$191	$93
Additions for prior years' tax position	103	-
Additions related to the current year	96	113
Reduction of prior years' tax position due to lapse of statute of limitation	-	(15)

Closing balance	$390	$191

Included in accrued expenses and other current liabilities	$182	$40

Included in other long term liabilities	$208	$151

As of December 31, 2016, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.

During the years ended December 31, 2016 and 2015, the Company recorded immaterial expenses for interest and exchange rate differences, net related to prior years' uncertain tax positions. As of December 31, 2016 and 2015, the Company had accrued interest liability related to uncertain tax positions in the amount of $ 43 and $ 39, respectively, which is included in the liability balance.

In February 2017, the Company reached an agreement with the ITA related to the examination of income tax returns for 2011 through 2014 of RepliWeb Ltd., its subsidiary, whereby the Company agreed to pay approximately $430 in connection with certain internal organizational changes the Company executed in RepliWeb Ltd. .

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. However, the final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.